UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	04/30/10

The following N-CSR relates only to Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund
Dreyfus International Bond Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus

Global Equity

Income Fund

SEMIANNUAL REPORT April 30, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
31	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by James Harries, Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 4.18%, Class C shares returned 3.92% and Class I shares returned 4.43%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 9.92% for the same period.2

Global stock markets encountered heightened volatility during the reporting period, as the worldwide economy gradually recovered from a recession but Europe suffered through a sovereign debt crisis. The fund produced lower returns than its benchmark, which we attribute to a relatively defensive investment posture and the market’s preference during most of the period for smaller, more speculative stocks over the large-cap, dividend-paying stocks in which the fund primarily invests.

The Fund’s Investment Approach

The fund seeks total return, consisting of capital appreciation and income.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, seeking to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be relatively attractive, we seek attractively priced stocks of companies that we believe to have sustainable competitive advantages.

Economic Recovery and Debt Crisis Sparked Volatility

Although unemployment remained stubbornly high in many regions of the world during the reporting period, improved manufacturing activity and robust demand for energy and industrial commodities

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

from the emerging markets helped boost confidence among investors, consumers and businesses. However, market conditions differed significantly from one region to another.While developing nations in Asia and Latin America seemed to thrive, Europe was mired in a sovereign debt crisis emanating mainly from Greece.The United States showed encouraging signs of economic growth, but Japan continued to struggle with persistent economic weakness.

The global stock market rally began to lose momentum during the final months of 2009, and investors appeared to shift their focus from bargain-hunting among stocks that had been severely punished in the downturn to higher-quality companies with predictable earnings. Stocks pulled back sharply in January 2010 when Greece’s debt crisis dominated the headlines, but most non-European markets subsequently bounced back during the period from January 31 to April 30, largely erasing previous losses (seen in January) amid evidence of further economic improvement. As they had for some time, investors again favored lower-quality companies during this rebound.

Defensive Posture Dampened Fund Performance

Consistent with Newton’s “All Change” investment theme, which contends that long-term structural issues and heavy debt loads are likely to limit the strength of an economic recovery for some time, we generally maintained a cautious stance with regard to global equity markets.We favored well-financed companies in stable industries, such as those in the health care and telecommunications services sectors, over the more speculative stocks in economically sensitive industry groups that led the market rally.

However, the fund’s telecommunications holdings ranked among the reporting period’s greater laggards. Brazil’s Tele Norte Leste Participacoes and Poland’s Telekomunikacja Polska failed to advance due to a poorly received merger and concerns regarding lack of exposure to rising data traffic, respectively. Underweighted exposure to the better-performing industrials sector also weighed on the fund’s relative performance, as did lack of exposure to industry bellwether General Electric. Instead, we favored aerospace/defense contractors, which were more attractively valued but lagged sector averages. Finally, the fund held relatively light exposure to the high-flying technology sector, where few companies pay competitive dividends.

4

On the other hand, the fund benefited during the reporting period from its stock selection strategy in the consumer goods sector, where tobacco producer Reynolds American gained value due to an attractive valuation and high dividend yield in a low interest-rate environment. We also identified some winners in the basic materials sector, including specialty chemicals developer Symrise.

Finding Opportunities One Stock at a Time

As of the reporting period’s end, we have remained concerned about looming threats to global economic growth. In particular, Europe’s sovereign debt crisis seems likely to remain a long-term challenge as more countries struggle with heavy debt burdens. Consequently, we have maintained the fund’s generally defensive investment posture, including a focus on large-cap companies with healthy balance sheets, strong cash flows, competitive dividends and attractive valuations. In our judgment, such companies are poised to weather potential market volatility and attract investors who may grow increasingly concerned about global instability.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The FTSE World Index is an unmanaged, free-floating, market-
capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.59	$ 11.38	$ 6.34
Ending value (after expenses)	$1,041.80	$1,039.20	$1,044.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 11.23	$ 6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Common Stocks—98.6%	Shares	Value ($)
Australia—2.9%
AMP	21,795	125,316
QBE Insurance Group	7,848	152,705
		278,021
Brazil—5.2%
Cia de Saneamento de Minas Gerais	11,900	172,724
Tele Norte Leste Participacoes, ADR	12,356	183,610
Transmissora Alianca de Energia Eletrica	6,353	141,076
		497,410
Finland—1.0%
Nokia	7,766	94,514
France—2.9%
Suez Environnement	4,537	98,411
Total	3,281	177,788
		276,199
Germany—7.1%
Deutsche Post	3,660	59,267
Deutsche Telekom	23,475	305,249
Muenchener Rueckversicherungs	1,011	142,878
Symrise	6,856	174,131
		681,525
Hong Kong—8.3%
CNOOC	59,000	104,276
Hongkong Land Holdings	24,000	126,787
Hopewell Highway Infrastructure	258,452	165,402
HSBC Holdings	18,800	193,235
Link REIT	83,000	204,291
		793,991
Israel—1.0%
Israel Chemicals	8,050	96,243
Italy—1.8%
ENI	7,727	173,220
Japan—2.6%
Nomura Holdings	21,700	149,691
Takeda Pharmaceutical	2,200	94,679
		244,370

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands—5.7%
Reed Elsevier	10,384	123,273
Royal Dutch Shell, Cl. A	6,815	213,870
Unilever	6,779	207,172
		544,315
Norway—4.2%
DNB NOR	18,290	215,224
Statoil	7,896	190,610
		405,834
Philippines—1.8%
Philippine Long Distance Telephone	3,074	171,847
Poland—2.1%
Telekomunikacja Polska	37,562	204,793
Singapore—6.1%
DBS Group Holdings	20,500	227,116
Mapletree Logistics Trust	242,250	154,138
Singapore Technologies Engineering	86,000	197,470
		578,724
Switzerland—4.9%
Novartis	3,867	197,299
Zurich Financial Services	1,222	272,451
		469,750
Taiwan—3.6%
HTC	10,780	143,988
Taiwan Semiconductor Manufacturing	103,421	201,720
		345,708
Thailand—2.1%
Advanced Info Service	85,500	199,803
United Kingdom—12.6%
BAE Systems	21,358	112,267
BP	11,250	98,006

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Cable & Wireless Communications	57,241	54,019
Cable & Wireless Worldwide	57,241	75,671
GlaxoSmithKline	10,981	203,368
ICAP	19,320	111,212
Scottish & Southern Energy	5,550	91,560
Vodafone Group	147,443	327,768
Willis Group Holdings	3,686	126,983
		1,200,854
United States—22.7%
Annaly Capital Management	12,297 [a]	208,434
AT & T	7,940	206,916
Clorox	1,670	108,049
Coca-Cola	2,237	119,568
ConocoPhillips	2,960	175,202
Eli Lilly & Co.	4,315	150,896
Merck & Co.	5,799	203,197
PDL BioPharma	15,145	88,144
Pfizer	11,847	198,082
Philip Morris International	4,011	196,860
Reynolds American	7,751	414,058
Transocean	1,220 [b]	88,389
		2,157,795
Total Common Stocks
(cost $9,196,040)		9,414,916

Preferred Stocks—.5%
United States
Bunge,
Conv.,Cum. $51.25
(cost $75,415)	94	50,102

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes—3.1%		Rate (%)	Date	Amount ($)	Value ($)
Germany—.8%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	50,000 [c]	77,224
United Kingdom—2.3%
Standard Chartered,
Jr. Sub. Notes		8.13	5/29/49	210,000	217,875
Total Bonds and Notes
(cost $271,569)					295,099

Total Investments (cost $9,543,024)				102.2%	9,760,117
Liabilities, Less Cash and Receivables				(2.2%)	(210,851)
Net Assets				100.0%	9,549,266

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	27.5	Industrial	5.6
Telecommunications	18.1	Technology	4.6
Health Care	12.7	Materials	2.8
Oil & Gas	11.8	Consumer Services	1.3
Consumer Goods	11.5
Utilities	6.3		102.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		9,543,024	9,760,117
Cash denominated in foreign currencies		25,960	26,048
Receivable for investment securities sold			105,568
Dividends and interest receivable			97,878
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			24,438
Receivable for shares of Beneficial Interest subscribed			3,500
Prepaid expenses			16,002
			10,033,551
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			9,816
Cash overdraft due to Custodian			316,382
Payable for investment securities purchased			100,245
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			31,958
Payable for shares of Beneficial Interest redeemed			404
Accrued expenses			25,480
			484,285
Net Assets ($)			9,549,266
Composition of Net Assets ($):
Paid-in capital			10,864,740
Accumulated undistributed investment income—net			71,143
Accumulated net realized gain (loss) on investments			(1,595,567)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			208,950
Net Assets ($)			9,549,266

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,807,873	590,784	5,150,609
Shares Outstanding	414,271	63,933	574,104
Net Asset Value Per Share ($)	9.19	9.24	8.97

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $18,375 foreign taxes withheld at source):
Unaffiliated issuers	243,161
Affiliated issuers	105
Interest	9,979
Total Income	253,245
Expenses:
Management fee—Note 3(a)	37,271
Auditing fees	28,056
Registration fees	21,842
Custodian fees—Note 3(d)	15,798
Shareholder servicing costs—Note 3(d)	9,568
Prospectus and shareholders’ reports	3,550
Distribution fees—Note 3(c)	2,493
Legal fees	1,782
Trustees’ fees and expenses—Note 3(b)	759
Loan commitment fees—Note 2	57
Miscellaneous	8,143
Total Expenses	129,319
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(66,363)
Less—reduction in fees due to earnings credits—Note 1(c)	(4)
Net Expenses	62,952
Investment Income—Net	190,293
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	48,632
Net realized gain (loss) on forward foreign currency exchange contracts	10,310
Net Realized Gain (Loss)	58,942
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(42,791)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(9,651)
Net Unrealized Appreciation (Depreciation)	(52,442)
Net Realized and Unrealized Gain (Loss) on Investments	6,500
Net Increase in Net Assets Resulting from Operations	196,793

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income—net	190,293	242,169
Net realized gain (loss) on investments	58,942	(1,090,469)
Net unrealized appreciation
(depreciation) on investments	(52,442)	2,201,924
Net Increase (Decrease) in Net Assets
Resulting from Operations	196,793	1,353,624
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(86,465)	(109,249)
Class C Shares	(9,310)	(21,762)
Class I Shares	(82,809)	(23,917)
Class T Shares	—	(8,128)
Total Dividends	(178,584)	(163,056)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	520,274	1,065,848
Class C Shares	74,109	155,815
Class I Shares	4,542,614	1,987,426
Dividends reinvested:
Class A Shares	38,565	43,871
Class C Shares	3,568	6,886
Class I Shares	15,658	264
Class T Shares	—	64
Cost of shares redeemed:
Class A Shares	(552,129)	(602,720)
Class C Shares	(194,634)	(441,941)
Class I Shares	(1,292,570)	(591,401)
Class T Shares	—	(184,234)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,155,455	1,439,878
Total Increase (Decrease) in Net Assets	3,173,664	2,630,446
Net Assets ($):
Beginning of Period	6,375,602	3,745,156
End of Period	9,549,266	6,375,602
Undistributed investment income—net	71,143	59,434

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	56,180	149,182
Shares issued for dividends reinvested	4,107	5,939
Shares redeemed	(60,230)	(84,445)
Net Increase (Decrease) in Shares Outstanding	57	70,676
Class C
Shares sold	7,889	21,334
Shares issued for dividends reinvested	377	929
Shares redeemed	(20,665)	(61,077)
Net Increase (Decrease) in Shares Outstanding	(12,399)	(38,814)
Class I
Shares sold	494,106	275,451
Shares issued for dividends reinvested	1,718	31
Shares redeemed	(142,367)	(78,918)
Net Increase (Decrease) in Shares Outstanding	353,457	196,564
Class Tb
Shares issued for dividends reinvested	—	9
Shares redeemed	—	(27,375)
Net Increase (Decrease) in Shares Outstanding	—	(27,366)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 27,375 Class T shares representing $184,234 were converted to
26,935 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2010	Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.03	7.35	13.14	12.50
Investment Operations:
Investment income—net[b]	.19	.36	.44	.02
Net realized and unrealized
gain (loss) on investments	.19	1.60	(5.90)	.62
Total from Investment Operations	.38	1.96	(5.46)	.64
Distributions:
Dividends from investment income—net	(.22)	(.28)	(.33)	—
Net asset value, end of period	9.19	9.03	7.35	13.14
Total Return (%)[c]	4.18[d]	27.73	(42.41)	5.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.09[e]	4.03	5.84	26.08[e]
Ratio of net expenses to average net assets	1.50[e]	1.49	1.44	1.50[e]
Ratio of net investment income
to average net assets	4.06[e]	5.05	3.88	3.62[e]
Portfolio Turnover Rate	24.41[d]	70.29	99.04	3.45[d]
Net Assets, end of period ($ x 1,000)	3,808	3,738	2,523	2,211

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2010	Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.01	7.33	13.13	12.50
Investment Operations:
Investment income—net[b]	.15	.32	.36	.01
Net realized and unrealized
gain (loss) on investments	.21	1.58	(5.89)	.62
Total from Investment Operations	.36	1.90	(5.53)	.63
Distributions:
Dividends from investment income—net	(.13)	(.22)	(.27)	—
Net asset value, end of period	9.24	9.01	7.33	13.13
Total Return (%)[c]	3.92[d]	26.53	(42.76)	4.96[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.91[e]	4.81	7.06	26.83[e]
Ratio of net expenses to average net assets	2.25[e]	2.25	2.18	2.25[e]
Ratio of net investment income
to average net assets	3.16[e]	4.44	3.35	2.86[e]
Portfolio Turnover Rate	24.41[d]	70.29	99.04	3.45[d]
Net Assets, end of period ($ x 1,000)	591	688	844	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
	April 30, 2010	Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	8.83	7.34	13.14	12.50
Investment Operations:
Investment income—net[b]	.22	.34	.45	.02
Net realized and unrealized
gain (loss) on investments	.18	1.61	(5.90)	.62
Total from Investment Operations	.40	1.95	(5.45)	.64
Distributions:
Dividends from investment income—net	(.26)	(.46)	(.35)	—
Net asset value, end of period	8.97	8.83	7.34	13.14
Total Return (%)	4.43[c]	28.21	(42.27)	5.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.68[d]	3.78	5.32	25.84[d]
Ratio of net expenses to average net assets	1.25[d]	1.24	1.21	1.25[d]
Ratio of net investment income
to average net assets	4.76[d]	4.99	3.90	3.86[d]
Portfolio Turnover Rate	24.41[c]	70.29	99.04	3.45[c]
Net Assets, end of period ($ x 1,000)	5,151	1,949	177	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series ofThe Dreyfus/Laurel FundsTrust (the“Trust”),which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 191,614 Class A and 24,000 Class C shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,207,897	—	—	2,207,897
Equity Securities—
Foreign†	183,610	7,073,511††	—	7,257,121
Corporate Bonds†	—	295,099	—	295,099
Other Financial
Instruments†††	—	24,438	—	24,438
Liabilities ($)
Other Financial
Instruments†††	—	(31,958)	—	(31,958)

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
†††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

22

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,348,590 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, $550,003 of the carryover expires in fiscal 2016 and $798,587 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $163,056.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2010, the fund did not borrow under the Facilities.

24

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2011, to waive receipt of its fees and/or assume certain expenses of the fund so that the fund’s annual operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest fees, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $66,363 during the period ended April 30, 2010.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets, payable monthly.

(b) Prior to January 1, 2010, eachTrustee received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-End Funds will pay each Trustee who is not an “interested person” of the Trust (as defined in the Act) $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by telephone.The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting. Effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees.

During the period ended April 30, 2010, the Distributor retained $3 from commissions earned on sales of the fund’s Class A shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $2,493, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

26

and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $4,666 and $832, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $1,529 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $75 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits which amounted to $4.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $15,798 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,232,Rule 12b-1 distribution plan fees $381,shareholder services plan fees $926, custodian fees $6,491, chief compliance officer fees $3,199 and transfer agency per account fees $442, which are offset against an expense reimbursement currently in effect in the amount of $8,855.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2010, amounted to $5,555,472 and $2,055,938, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

During the period ended April 30, 2010, the average market value of forward contracts was $916,622, which represented 10.37% of average net assets.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the

28

value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales:
Australian Dollar,
Expiring 7/15/2010	230,000	202,422	210,894	(8,472)
Brazilian Real,
Expiring 5/3/2010	4,719	2,731	2,715	16
Brazilian Real,
Expiring 6/15/2010	355,000	194,734	202,152	(7,418)
Brazilian Real,
Expiring 6/15/2010	326,000	169,836	185,639	(15,803)
British Pound,
Expiring 8/13/2010	135,000	213,799	206,470	7,329
British Pound,
Expiring 8/13/2010	61,000	96,586	93,294	3,292
Euro,
Expiring 5/3/2010	4,280	5,699	5,698	1
Euro,
Expiring 8/13/2010	81,000	112,056	107,872	4,184
Euro,
Expiring 8/13/2010	183,000	253,254	243,711	9,543
Israeli Shekel,
Expiring 5/4/2010	3,084	829	827	2

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales (continued):
Japanese Yen,
Expiring 5/6/2010	3,299,442	35,196	35,125	71
Japanese Yen,
Expiring 5/7/2010	2,873,561	30,547	30,591	(44)
Japanese Yen,
Expiring 5/10/2010	3,743,502	39,631	39,852	(221)
Gross Unrealized
Appreciation				24,438
Gross Unrealized
Depreciation				(31,958)

At April 30, 2010, accumulated net unrealized appreciation on investments was $217,093, consisting of $613,315 gross unrealized appreciation and $396,222 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 9, 2010, the Board considered the approval of the fund’s Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between the Manager and Newton Capital Management Limited (“Newton”), an affiliate of the Manager, with respect to the fund, pursuant to which Newton provides day-today management of the fund’s investments subject to the Manager’s oversight.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager and Newton.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by Newton pursuant to the Sub-Investment Advisory Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Fund	31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also considered Newton’s research and portfolio management capabilities.The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over Newton.The Board also considered Newton’s brokerage policies and practices, the standards applied in seeking best execution and the Manager’s and Newton’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load global funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global multi-cap value funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at and above the Performance Group medians for the one- and two-year periods ended December 31, 2009, respectively, and below the Performance Universe medians for the one- and two-year periods ended December 31, 2009. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. A representative of the Manager noted that the Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March

32

1, 2010, so that the annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the fund’s average daily net assets. The Board members noted that the fund’s contractual management fee was below the Expense Group median and that, taking into account the waiver, the fund did not pay a management fee for the fiscal year ended October 31, 2009. The Board members also noted that the fund’s expense ratio was above the Expense Group and Expense Universe medians.A representative of the Manager informed the Board members that the Manager had agreed to extend the waiver until March 1, 2011.

Representatives of the Manager noted that there were no other funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund. Representatives of the Manager reviewed with the Board members the fees paid to Newton or its affiliates by other accounts managed by the Manager, Newton or their respective affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s and Newton’s perspective, as applicable, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Board analyzed differences in fees paid to the Manager or Newton and discussed the relationship of the fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee and sub-investment advisory fee.

The Board considered the fee to Newton in relation to the fee paid to the Manager and the respective services provided by Newton and the Manager. The Board also noted that Newton’s fee is paid by the Manager and not the fund.

The Fund	33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm, which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund.The Board members also considered potential benefits to the Manager or Newton from acting as investment adviser and sub-investment adviser, respectively, and noted there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. Since the Manager, and not the fund, pays Newton pursuant to the Sub-Investment Advisory Agreement, the Board did not consider Newton’s profitability to be relevant to its deliberations. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager. The Board also noted the fee waiver arrangement and its effect on the profitability of the Manager.

34

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement and Sub-Investment Advisory Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager and Newton are adequate and appropriate.

  The Board was generally satisfied with the fund’s relative performance.

  The Board concluded, taking into account the extension of the fee waiver, that the fee paid by the fund to the Manager, and by the Manager to Newton, were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement and Sub-Investment Advisory Agreement was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus

International

Bond Fund

SEMIANNUAL REPORT April 30, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
24	Statement of Options Written
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
32	Notes to Financial Statements
55	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Fixed-income performance continued to favor higher yield over the reporting period as the global economic recovery made headway. Higher-yielding segments of the world and domestic bond markets, such as emerging market sovereign debt and high yield corporate securities, ranked among the global fixed income leaders. In contrast, higher-quality sovereign securities, namely U.S Treasuries, experienced heightened volatility as a result of continued credit crises overseas but posted moderately positive to negative results for the reporting period as investors sought more than principal protection from their investments.

We believe that a long-term, well-balanced asset allocation strategy including a consideration for fixed income instruments outside of the U.S. can help cushion the volatility of the overall global financial markets. If you have not revisited your investment portfolio after the recent market events, we urge you to speak with your financial advisor about positioning your portfolio to better respond to long-term market fundamentals rather than lie susceptible to short-term market technicals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by David Leduc, Portfolio Manager

Note to Shareholders: Effective February 2010, David Leduc was named the primary portfolio manager of the fund.

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus International Bond Fund’s Class A shares produced a total return of 2.24%, Class C shares returned 1.83% and Class I shares returned 2.38%.1 In comparison, the fund’s benchmark, the Barclay’s Capital Global Aggregate Bond ex-U.S. (Unhedged) Index (the “Index”) produced a total return of –4.26% for the same period.2 Bond markets around the world produced mixed results during the reporting period as gains in higher yielding market sectors moderated, while government bonds from developed markets trailed market averages amid a sovereign debt crisis in Europe. However, the fund produced higher returns than its benchmark, primarily due to overweight exposure to corporate-backed bonds and emerging markets sovereign debt securities.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. Generally, the fund seeks to maintain investment-grade average credit quality.

We focus on identifying undervalued government bond markets, currencies, sectors and securities.We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies.We then focus on sectors and individual securities that appear to be relatively undervalued.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

European Debt Crisis Dampened International Bond Markets

Although the global economy continued to rebound during the reporting period, the rebound so far has proved to be milder than most past recoveries. The beneficial effects of improving manufacturing activity and an apparent bottoming of housing prices were offset to a degree by negative influences, including stubbornly high unemployment and foreclosure rates. In addition, the global recovery has been uneven across regional markets.The United States has led the developed world out of recession, while Europe has struggled with heavy debt loads in some of its peripheral markets, most notably Greece. The emerging markets of Asia and Latin America have continued to grow rapidly, but potential “bubbles” have begun to show in China’s real estate market, potentially threatening a key driver of the global recovery.

In this environment, higher yielding sectors of the international bond market—including investment-grade and high yield corporate securities—continued to rally in response to improved corporate earnings, particularly in Germany, the United Kingdom and the United States. In addition, sovereign bonds from fast-growing emerging markets generally outperformed their counterparts in the slower growing developed markets.

A Constructive Posture Bolstered Fund Performance

In this environment, the fund maintained a relatively constructive investment mix, in which we emphasized higher yielding market sectors. This positioning proved fortuitous, as investment-grade and high yield corporate bonds continued to lead the market rally. The fund’s corporate-backed holdings mostly were issued by companies in the United States and, to a lesser degree, Europe. Bonds from the financial services industry produced particularly attractive returns.

In addition, the fund benefited from an overweight exposure to emerging-markets debt securities denominated in local currencies. Capital inflows to the emerging markets helped support both rising bond prices and higher currency exchange rates relative to the U.S. dollar. Bond and currency exposure in Hungary, Brazil and Mexico ranked among the fund’s top attributes to performance. Concurrently, we generally avoided sovereign bonds from Greece, Spain and other peripheral European nations, which declined sharply. A mildly overweight position in commercial mortgage-backed securities also buoyed the fund’s relative performance.

Despite positive nominal and relative returns, the fund was negatively affected by an underweight position in Japanese government securities, which benefited from falling interest rates in Japan.

Positioned for Continued Economic Recovery

As of the reporting period’s end, the global economic recovery has persisted, but headwinds remain. Therefore, while we have kept the fund’s overweight in higher yielding segments of the international bond market, we recently trimmed the fund’s holdings of corporate bonds. We have continued to favor emerging-markets bonds and currencies over those from more developed nations. We also have continued to avoid sovereign debt from the periphery of Europe, but we are monitoring those markets carefully for potential opportunities stemming from misvaluations. In our view, these strategies position the fund well for the next phase of the global economic cycle.

May 17, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2011, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Barclays Capital Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.52	$ 9.21	$ 4.22
Ending value (after expenses)	$1,022.40	$1,018.30	$1,023.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.51	$ 9.20	$ 4.21
Ending value (after expenses)	$1,019.34	$1,015.67	$1,020.63

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.84% for Class C and .84%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—95.6%		Rate (%)	Date	Amount ($)		Value ($)
Australia—4.9%
Australia and New Zealand
Banking Group,
Sr. Unscd. Notes		5.10	1/13/20	2,010,000	[a]	2,055,362
Australian Government,
Bonds	AUD	5.75	5/15/21	17,205,000	[b]	15,932,196
BHP Billiton Finance USA,
Gtd. Notes		5.50	4/1/14	275,000		305,832
National Australia Bank,
Sub. Notes	EUR	3.88	6/4/15	1,650,000	[b,c]	2,198,657
Queensland Treasury,
Gov’t Gtd. Bonds,
Ser. 13G	AUD	6.00	8/14/13	9,770,000	[b]	9,157,925
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	1,340,000		1,481,705
Westpac Banking,
Sr. Unscd. Notes	EUR	6.50	6/24/13	550,000	[b]	824,780
						31,956,457
Bahrain—.2%
Kingdom of Bahrain,
Sr. Unscd. Bonds		5.50	3/31/20	1,260,000	[a]	1,278,086
Belgium—1.1%
Anheuser-Busch
Inbev Worldwide,
Gtd. Notes		6.38	1/15/40	1,110,000		1,229,194
Anheuser-Busch
InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000	[a]	344,216
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000	[b]	269,623
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	3,005,000	[b]	4,534,459
Delhaize Group,
Gtd. Notes		6.50	6/15/17	915,000		1,031,808
						7,409,300
Brazil—1.9%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	2,250,000	[b]	12,005,221

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Canada—2.3%
Bombardier,
Sr. Notes		7.75	3/15/20	1,610,000	[a]	1,718,675
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	3,840,000	[b]	5,650,675
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	280,000		306,831
Husky Energy,
Sr. Unscd. Notes		7.25	12/15/19	480,000		567,387
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	2,721,000		3,292,410
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	2,250,000		2,812,500
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	435,000		543,558
						14,892,036
Denmark—.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/29/49	2,605,000	[b,c]	3,173,615
France—3.7%
BNP Paribas Capital Trust VI,
Sub. Bonds	EUR	5.87	1/29/49	1,215,000	[b,c]	1,593,432
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	925,000	[b]	1,271,211
Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	650,000	[b]	956,441
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	510,000	[b]	776,927
Government of France,
Bonds	EUR	5.00	10/25/11	590,000	[b]	835,908
Government of France,
Bonds	EUR	4.25	10/25/18	6,918,000	[b]	10,045,948
Government of France,
Bonds	EUR	4.75	4/25/35	3,380,000	[b]	5,122,987
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	995,000	[b]	1,600,140
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	550,000	[b]	797,276
Societe Generale,
Jr. Sub. Notes	EUR	7.76	5/29/49	250,000	[b,c]	324,541

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
France (continued)
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	590,000	[b]	951,143
						24,275,954
Germany—10.0%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	2,650,000	[b]	3,594,341
BMW Finance,
Gtd. Notes	EUR	5.25	2/4/11	350,000	[b]	479,360
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000	[b]	516,021
Bundesrepublik
Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	15,165,000	[b]	22,167,581
Bundesrepublik
Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	9,210,000	[b]	13,587,025
Bundesrepublik
Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	7,710,000	[b]	11,968,598
Daimler International
Finance, Gtd. Notes	EUR	5.88	9/8/11	350,000	[b]	490,607
Daimler International
Finance, Gtd. Notes,
Ser. 6	EUR	6.88	6/10/11	345,000	[b]	486,150
Deutsche Telekom
International Finance,
Gtd. Notes	EUR	4.88	4/22/25	410,000	[b]	550,260
Deutsche Telekom
International Finance,
Gtd. Notes	EUR	5.75	4/14/15	905,000	[b]	1,357,701
Deutsche Telekom
International Finance,
Gtd. Bonds	EUR	7.13	7/11/11	350,000	[b,c]	497,400
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000	[b]	840,968
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000	[b]	941,719
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000	[a,b]	628,322

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Germany (continued)
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	3,845,000	[b]	5,317,912
KFW,
Gov’t Gtd. Notes	JPY	2.05	2/16/26	3,000,000	[b]	32,447
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	550,000	[b]	897,859
Volkswagen International
Finance, Gtd. Notes	EUR	4.88	5/22/13	645,000	[b]	921,082
						65,275,353
Hungary—3.6%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	3,265,500,000	[b]	16,618,311
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	1,325,000,000	[b]	6,537,572
						23,155,883
Indonesia—3.8%
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	7,000,000,000	[b,c]	834,594
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	10,000,000,000	[b,c]	1,192,277
Indonesia Government,
Bonds, Ser. FR44	IDR	10.00	9/15/24	77,550,000,000	[b]	9,246,104
Indonesia Government,
Sr. Unscd. Bonds,
Ser. FR36	IDR	11.50	9/15/19	12,500,000,000	[b,c]	1,665,213
Indonesia Government,
Sr. Unscd. Bonds,
Ser. FR36	IDR	11.50	9/15/19	15,300,000,000	[b,c]	2,038,220
Indonesia Government,
Sr. Unscd. Bonds,
Ser. FR23	IDR	11.00	12/15/12	79,025,000,000	[b]	9,526,282
						24,502,690
Italy—4.3%
Atlantia,
Gtd. Notes	EUR	5.63	5/6/16	1,030,000	[b]	1,535,094
Italy Buoni Poliennali
Del Tesoro, Bonds	EUR	4.25	3/1/20	16,000,000	[b]	21,864,373
Enel Finance International,
Gtd. Notes		5.70	1/15/13	1,345,000	[a]	1,459,572

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Italy (continued)
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	760,000	[b]	1,116,290
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	420,000	[b]	682,769
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	970,000	[a,b]	1,440,031
						28,098,129
Jamaica—.2%
Digicel,
Sr. Notes		8.25	9/1/17	1,100,000	[a,d]	1,130,250
Japan—13.4%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	34,000,000	[b]	334,136
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000	[b]	257,372
Japan Finance Organization
for Municipalities,
Gov’t Gtd. Notes	JPY	1.35	11/26/13	11,000,000	[b]	121,377
Japan Government,
Sr. Unscd. Bonds,
Ser. 288	JPY	1.70	9/20/17	2,725,000,000	[b]	30,784,392
Japan Government,
Sr. Unscd. Bonds,
Ser. 11	JPY	1.70	6/20/33	2,578,850,000	[b]	25,187,734
Japan Government,
Sr. Unscd. Bonds,
Ser. 303	JPY	1.40	9/20/19	1,500,000,000	[b]	16,177,197
Japan Government,
Sr. Unscd. Bonds,
Ser. 296	JPY	1.50	9/20/18	1,090,000,000	[b]	12,049,237
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	[b]	2,184,204
						87,095,649
Malaysia—.7%
Malaysian Government,
Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000	[b]	4,819,939
Mexico—3.0%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	1,755,000	[a]	1,775,825

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Mexico (continued)
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	83,660,000	[b]	7,029,961
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	107,300,000	[b]	10,558,099
						19,363,885
Netherlands—2.3%
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000	[b]	1,344,380
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	560,000	[b]	781,892
Koninklijke KPN,
Sr. Unscd. Notes	EUR	4.75	1/17/17	575,000	[b]	816,148
Koninklijke KPN,
Sr. Unscd. Bonds	EUR	6.50	1/15/16	100,000	[b]	154,300
Netherlands Government,
Bonds	EUR	4.00	7/15/18	3,295,000	[b]	4,728,175
Netherlands Government,
Bonds	EUR	4.00	1/15/37	5,300,000	[b]	7,284,603
						15,109,498
Norway—.7%
Den Norske Bank,
Sub. Bonds		7.73	6/29/49	1,775,000	[a,c]	1,794,619
DnB NOR Bank,
Sub. Notes	EUR	0.86	5/30/17	50,000	[b,c]	64,331
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	1,950,000	[b]	2,637,963
						4,496,913
Poland—1.7%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	32,255,000	[b]	11,137,425
South Korea—.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000	[b]	144,019
Spain—.2%
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	1,115,000	[b]	1,592,244
Supranational—.1%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000	[b]	423,284

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Sweden—3.5%
Nordea Bank,
Sr. Unscd. Notes	EUR	4.50	5/12/14	650,000	[b]	926,101
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000	[b]	5,008,972
Svenska Handelsbanken,
Jr. Sub. Notes	EUR	4.19	12/29/49	2,575,000	[b,c]	3,145,706
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	58,425,000	[b]	8,944,779
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000	[b]	78,232
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	34,300,000	[b]	4,878,857
						22,982,647
Switzerland—1.1%
Credit Suisse Group
Capital II, Bank
Gtd. Notes	EUR	7.97	12/29/49	160,000	[b,c]	212,500
Credit Suisse Group
Capital V, Bank Gtd. Notes	EUR	6.91	11/29/49	1,000,000	[b,c]	1,351,423
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	2,715,000	[b]	4,069,398
Holcim Capital,
Gtd. Notes		6.88	9/29/39	290,000	[a]	316,137
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	1,205,000	[a]	1,299,541
						7,248,999
United Kingdom—6.7%
ASIF III Jersey,
Sr. Scd. Notes	EUR	5.50	3/7/11	2,220,000	[b]	2,984,503
Barclays Bank,
Sr. Unscd. Notes, Ser. 1		5.00	9/22/16	1,140,000		1,182,747
Barclays Bank,
Sub. Notes	EUR	4.88	12/29/49	1,200,000	[b,c]	1,350,108
BAT International Finance,
Gtd. Notes	EUR	5.38	6/29/17	730,000	[b]	1,087,283
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	835,000	[b]	1,412,515
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	345,000	[b]	506,467

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United Kingdom (continued)
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	3,400,000	[b]	4,617,474
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	1,065,000	[b,c]	1,332,916
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	2,360,000	[a]	2,345,951
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	260,000		293,230
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000	[b]	1,919,048
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	750,000	[b]	1,314,362
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	1,970,000	[b]	2,811,786
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	8,570,000	[b]	12,669,968
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	4,355,000	[b]	6,671,045
Vodafone Group,
Sr. Unscd. Notes	GBP	8.13	11/26/18	505,000	[b]	952,034
						43,451,437
United States—25.7%
AES,
Sr. Unscd. Notes		7.75	10/15/15	1,740,000		1,783,500
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	1,925,000		1,924,164
American Express,
Sr. Unscd. Notes		7.25	5/20/14	1,795,000		2,055,833
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	912,000		962,160
Aramark,
Gtd. Notes		8.50	2/1/15	2,750,000		2,835,937
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	270,000		294,465
AT&T,
Sr. Unscd. Notes		6.40	5/15/38	540,000		568,061

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	50,000	[b]	76,662
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	1,090,000		1,192,051
Ball,
Gtd. Notes		7.38	9/1/19	1,665,000		1,760,737
Banc of America
Commercial Mortgage,
Ser. 2007-4, Cl. A4		5.74	2/10/51	2,770,000	[c]	2,842,725
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	575,000		605,384
Bank of America,
Sub. Notes	EUR	4.00	3/28/18	250,000	[b,c]	330,922
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	375,000	[c]	388,007
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.63	4/12/38	1,535,000	[c]	1,639,170
Bear Stearns Commercial
Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	285,000	[c]	300,078
Capital One Capital VI,
Gtd. Secs		8.88	5/15/40	865,000		966,919
Cargill,
Sr. Unscd. Notes	EUR	6.25	7/24/15	600,000	[b]	920,148
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	950,000	[b]	1,342,379
CC Holdings,
Sr. Scd. Notes		7.75	5/1/17	685,000	[a]	748,362
CCO Holdings Capital,
Gtd. Notes		7.88	4/30/18	2,405,000	[a]	2,459,112
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	475,000		482,125
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	2,563,000	[b]	3,327,198

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Citigroup
Sr. Unscd. Notes	EUR	7.38	9/4/19	920,000	[b]	1,404,021
Citigroup Commercial
Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	1,375,000	[c]	1,396,890
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	4,090,000		4,247,894
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	115,000	[a,d]	123,337
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	2,210,000	[a]	2,378,512
Consol Energy,
Gtd. Notes		8.00	4/1/17	1,520,000	[a]	1,613,100
Consol Energy,
Gtd. Notes		8.25	4/1/20	1,110,000	[a]	1,187,700
Consumers Energy,
First Mortgage Bonds, Ser. P		5.50	8/15/16	910,000		986,846
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	480,000		556,493
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	1,654,000	[a]	1,782,185
DirecTV Holdings,
Gtd. Notes		5.88	10/1/19	340,000		361,669
Discover Bank,
Sub. Notes		7.00	4/15/20	2,950,000		3,036,403
Discovery Communications,
Gtd. Notes		5.63	8/15/19	985,000		1,050,891
Dish DBS,
Gtd. Notes		7.75	5/31/15	1,050,000		1,107,750
Dish DBS,
Gtd. Notes		7.13	2/1/16	700,000		714,000
Dish DBS,
Gtd. Notes		7.88	9/1/19	470,000		495,850
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	1,730,000		2,117,390
Dow Chemical,
Sr. Unscd. Notes		5.90	2/15/15	525,000		576,449

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Duke Realty,
Sr. Unscd. Notes		6.75	3/15/20	1,480,000		1,556,183
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	2,530,000		2,611,939
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000		264,390
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	1,920,000		1,970,398
EQT,
Sr. Unscd. Notes		8.13	6/1/19	505,000		613,344
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,916,000		2,151,172
GE Capital Trust IV,
Sub. Bonds	EUR	4.63	9/15/66	825,000	[b,c]	944,665
General Electric Capital,
Sr. Unscd. Notes		5.50	1/8/20	5,595,000		5,840,844
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	1,080,000		1,071,133
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	295,000	[a]	308,275
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	528,000	[a]	559,680
GMAC Commercial
Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	84,723		86,953
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	4,220,000	[d]	4,721,125
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	1,805,000	[a]	1,851,367
HCA,
Sr. Scd. Notes		7.88	2/15/20	1,790,000	[a]	1,930,962
IBM,
Sr. Unscd. Notes		5.60	11/30/39	247,000		257,804
IBM,
Sr. Unscd. Notes	EUR	6.63	1/30/14	600,000	[b]	925,251
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	370,000	[a]	389,425

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	800,000		849,000
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.30	4/23/19	920,000		1,022,767
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	275,000		293,889
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	200,000	[b]	289,380
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	2,400,000	[b]	3,605,522
JPMorgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	1,900,000	[c]	2,019,042
JPMorgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	4,135,000	[a]	4,420,339
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	1,095,000	[d]	1,173,598
Kinder Morgan
Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000		369,198
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	2,250,000	[b]	3,414,310
Lamar Media,
Gtd. Notes		6.63	8/15/15	2,247,000		2,224,530
Lamar Media,
Sr. Sub. Notes		7.88	4/15/18	890,000	[a]	914,475
Lear,
Gtd. Notes		8.13	3/15/20	1,025,000		1,050,625
Lear,
Gtd. Bonds		7.88	3/15/18	520,000		532,350
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	1,545,000	[a,b]	2,057,093
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	8.63	4/1/13	1,150,000	[b]	1,577,104

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	162,000		193,134
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	2,815,000		2,892,784
Merck & Co.,
Gtd. Notes	EUR	5.38	10/1/14	890,000	[b]	1,320,423
Merrill Lynch & Co.,
Sr. Unscd. Notes	EUR	4.88	5/30/14	1,950,000	[b]	2,714,310
Merrill Lynch
Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	132,104		133,949
Metropolitan Life
Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	240,000	[a]	259,865
Metropolitan Life
Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	900,000	[a]	968,991
MGM Mirage,
Sr. Scd. Notes		11.13	11/15/17	1,920,000	[a]	2,191,200
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	290,000	[a,c]	309,259
NBC Universal,
Notes		5.15	4/30/20	3,175,000	[a]	3,218,285
NBC Universal,
Notes		6.40	4/30/40	2,005,000	[a]	2,077,435
New Communications Holdings,
Sr. Notes		8.25	4/15/17	3,000,000	[a]	3,105,000
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	1,089,000		1,105,335
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	40,000		41,400
News America,
Gtd. Notes		6.15	3/1/37	900,000		924,493
News America,
Gtd. Notes		6.90	3/1/19	200,000		230,521

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
NRG Energy,
Gtd. Notes		7.38	1/15/17	2,420,000		2,389,750
Pacific Gas & Electric,
Sr. Unscd. Notes		8.25	10/15/18	110,000		136,730
Peabody Energy,
Gtd. Notes		7.38	11/1/16	1,620,000		1,725,300
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	110,000		111,925
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	2,800,000	[a,d]	2,933,000
Petrohawk Energy,
Gtd. Notes		10.50	8/1/14	400,000		444,000
Pfizer,
Sr. Unscd. Bonds	EUR	5.75	6/3/21	600,000	[b]	924,881
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	285,000		312,207
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	650,000		642,057
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	1,765,000		2,040,005
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	500,000		522,510
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	470,000		585,335
PNC Funding,
Gtd. Notes		3.63	2/8/15	2,640,000		2,667,789
Principal Financial
Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000	[b]	322,609
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	625,000	[b]	944,488
Prudential Financial,
Sr. Unscd. Notes		4.75	9/17/15	742,000		771,059
Qwest,
Sr. Unscd. Notes		7.88	9/1/11	575,000		613,094

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
United States (continued)
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	170,000		179,254
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,022,675
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	1,145,000	[a,b]	1,593,130
Roche Holdings,
Gtd. Notes	EUR	5.63	3/4/16	615,000	[b]	936,266
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	1,315,000		1,470,834
Staples,
Gtd. Notes		9.75	1/15/14	830,000		1,017,485
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	3,575,000		3,646,500
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	285,000		315,850
Verizon Communications,
Sr. Unscd. Notes		7.35	4/1/39	150,000		178,706
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	43,558		44,374
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2005-C21, Cl. A4		5.38	10/15/44	1,000,000	[c]	1,060,483
Waste Management,
Gtd. Notes		7.38	3/11/19	840,000		998,742
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. 1		3.75	10/1/14	1,755,000		1,791,630
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	275,000		290,889
Willis North America,
Gtd. Notes		6.20	3/28/17	403,000		413,222
Willis North America,
Gtd. Notes		7.00	9/29/19	1,038,000		1,101,335

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)
United States (continued)
Windstream,
Gtd. Notes		7.88	11/1/17	1,730,000	1,725,675
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	510,000 [b]	695,661
					167,067,445
Total Bonds and Notes
(cost $620,779,152)					622,086,358

Short-Term Investments—.6%
U.S. Treasury Bills;
0.15% 7/22/10
(cost $3,706,744)				3,708,000 [e]	3,706,787
				Face Amount
				Covered by
Purchased Options—.2%				Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2011 @ 3.63				21,500,000 [f]	367,380
British Pound,
July 2010 @ 1.45				1,200,000,000 [f]	81,564
Canadian Dollar,
July 2010 @ 1.04				1,200,000,000 [f]	146,076
Euro,
June 2010 @ 1.29				1,200,000,000 [f]	94,536
Euro,
August 2010 @ 1.28				1,200,000,000 [f]	135,144
Japanese Yen,
July 2010 @ 96.73				1,200,000,000 [f]	87,960
Japanese Yen,
July 2010 @ 95.32				1,200,000,000 [f]	154,356
Total Options
(cost $1,029,540)					1,067,016

Other Investment—1.6%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,394,000)				10,394,000 [g]	10,394,000

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,676,191)	3,676,191 [g]	3,676,191
Total Investments (cost $639,585,627)	98.5%	640,930,352
Cash and Receivables (Net)	1.5%	9,550,200
Net Assets	100.0%	650,480,552

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2010, these securities had a total market value of $56,966,676 or 8.8% of net assets.
b Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungary Forint
IDR—Indonesian Rupiah
JPY—JapaneseYen
MXN—Mexican New Peso
MYR—Malaysian Ringgit
PLN— Polish Zloty
SEK—Swedish Krona
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At April 30, 2010, the total market value of the fund’s securities on loan is
$3,559,152 and the total market value of the collateral held by the fund is $3,676,191.
e Held by a broker as collateral for open financial futures, fotward foreign currency exchange contracts, and options positions.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Non-US Government	53.5	Cash & Equivalents	2.1
Corporate-Investment Grade	20.7	US Government	.6
Corporate-High Yield	18.9	Purchased Options	.2
Securitized	2.5		98.5

† Based on net assets.
See notes to financial statements.

The Fund	23

STATEMENT OF FINANCIAL FUTURES
April 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	100	(11,585,938)	June 2010	(39,541)
U.S. Treasury 30 Year Bonds	105	(12,501,563)	June 2010	(146,187)
Financial Futures Long
Euro-Bobl	204	32,094,160	June 2010	342,728
Euro-Bond	242	40,228,077	June 2010	581,714
Japanese 10 Year Bond	7	10,408,900	June 2010	61,402
Long Gilt	35	6,208,822	June 2010	153,076
Gross Unrealized Appreciation				1,138,920
Gross Unrealized Depreciation				(185,728)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	4,754,000 [a]	(227,890)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	7,430,000 [a]	(438,426)
Put Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	4,754,000 [a]	(301,749)
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	21,500,000 [a]	(98,795)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	7,430,000 [a]	(408,122)
(Premiums received $1,924,353)		(1,474,982)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,559,152)—Note 1(c):
Unaffiliated issuers		625,515,436	626,860,161
Affiliated issuers		14,070,191	14,070,191
Cash			2,562,310
Cash denominated in foreign currencies		1,140,197	1,131,896
Receivable for investment securities sold			17,363,114
Dividends and interest receivable			9,584,115
Receivable for shares of Beneficial Interest subscribed			4,527,347
Unrealized appreciation on forward foreign currency exchange contracts—Note 4			2,455,080
Unrealized appreciation on swap contracts—Note 4			827,648
Receivable from broker for swap transactions—Note 4			51,504
Swaps Premium paid—Note 4			29,540
Prepaid expenses			41,751
			679,504,657
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			596,022
Payable for investment securities purchased			19,031,221
Liability for securities on loan—Note 1(c)			3,676,191
Payable for shares of Beneficial Interest redeemed			2,227,897
Outstanding options written, at value (premiums received
$1,924,353)—See Statement of Options Written—Note 4			1,474,982
Unrealized depreciation on forward foreign currency exchange contracts—Note 4			1,350,791
Unrealized depreciation on swap contracts—Note 4			412,124
Payable for futures variation margin—Note 4			149,046
Accrued expenses			105,831
			29,024,105
Net Assets ($)			650,480,552
Composition of Net Assets ($):
Paid-in capital			635,941,129
Accumulated undistributed investment income—net			2,465,415
Accumulated net realized gain (loss) on investments			7,980,948
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $953,192 net unrealized appreciation on financial futures)			4,093,060
Net Assets ($)			650,480,552

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	316,212,518	89,273,594	244,994,440
Shares Outstanding	19,545,612	5,601,404	15,081,107
Net Asset Value Per Share ($)	16.18	15.94	16.25

See notes to financial statements.

The Fund	25

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	11,414,558
Dividends;
Affiliated issuers	8,848
Income from securities lending—Note 1(c)	4,709
Total Income	11,428,115
Expenses:
Management fee—Note 3(a)	1,567,791
Shareholder servicing costs—Note 3(d)	671,075
Distribution fees—Note 3(c)	266,674
Custodian fees—Note 3(d)	192,081
Registration fees	68,365
Professional fees	32,372
Prospectus and shareholders’ reports	31,162
Trustees’ fees and expenses—Note 3(b)	14,873
Loan commitment fees—Note 2	1,838
Interest expense—Note 2	73
Miscellaneous	31,651
Total Expenses	2,877,955
Investment Income—Net	8,550,160
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,732,658)
Net realized gain (loss) on options transactions	(20,621)
Net realized gain (loss) on financial futures	(1,438,130)
Net realized gain (loss) on swap transactions	2,625,809
Net realized gain (loss) on forward foreign currency exchange contracts	6,218,464
Net Realized Gain (Loss)	5,652,864
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(8,010,013)
Net unrealized appreciation (depreciation) on options transactions	494,822
Net unrealized appreciation (depreciation) on financial futures	1,073,106
Net unrealized appreciation (depreciation) on swap transactions	381,540
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	2,227,914
Net Unrealized Appreciation (Depreciation)	(3,832,631)
Net Realized and Unrealized Gain (Loss) on Investments	1,820,233
Net Increase in Net Assets Resulting from Operations	10,370,393

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations ($):
Investment income—net	8,550,160	3,086,310
Net realized gain (loss) on investments	5,652,864	8,595,024
Net unrealized appreciation
(depreciation) on investments	(3,832,631)	10,203,869
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,370,393	21,885,203
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,940,841)	(2,047,014)
Class C Shares	(700,236)	(423,548)
Class I Shares	(2,193,304)	(278,715)
Net realized gain on investments:
Class A Shares	(2,902,892)	—
Class C Shares	(812,274)	—
Class I Shares	(2,131,729)	—
Total Dividends	(11,681,276)	(2,749,277)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	213,379,459	168,091,052
Class C Shares	51,538,006	40,133,739
Class I Shares	151,345,700	123,138,495
Dividends reinvested:
Class A Shares	5,330,562	1,766,695
Class C Shares	980,985	257,662
Class I Shares	2,976,487	137,776
Cost of shares redeemed:
Class A Shares	(88,275,108)	(33,022,800)
Class C Shares	(10,800,375)	(3,420,507)
Class I Shares	(35,572,649)	(3,985,595)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	290,903,067	293,096,517
Total Increase (Decrease) in Net Assets	289,592,184	312,232,443
Net Assets ($):
Beginning of Period	360,888,368	48,655,925
End of Period	650,480,552	360,888,368
Undistributed (distribution in excess of)
investment income—net	2,465,415	(250,364)

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Capital Share Transactions:
Class A
Shares sold	13,227,587	10,837,689
Shares issued for dividends reinvested	333,950	125,830
Shares redeemed	(5,490,538)	(2,297,542)
Net Increase (Decrease) in Shares Outstanding	8,070,999	8,665,977
Class C
Shares sold	3,230,384	2,628,042
Shares issued for dividends reinvested	62,218	18,481
Shares redeemed	(677,853)	(233,238)
Net Increase (Decrease) in Shares Outstanding	2,614,749	2,413,285
Class I
Shares sold	9,344,709	7,689,518
Shares issued for dividends reinvested	185,876	9,489
Shares redeemed	(2,207,372)	(249,511)
Net Increase (Decrease) in Shares Outstanding	7,323,213	7,449,496

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	16.25	13.20	13.77	13.05	12.50
Investment Operations:
Investment income—net[b]	.26	.46	.45	.35	.24
Net realized and unrealized
gain (loss) on investments	.10	3.30	(.28)	.92	.45
Total from Investment Operations	.36	3.76	.17	1.27	.69
Distributions:
Dividends from investment income—net	(.23)	(.71)	(.39)	(.52)	(.14)
Dividends from net realized
gain on investments	(.20)	—	(.35)	(.03)	—
Total Distributions	(.43)	(.71)	(.74)	(.55)	(.14)
Net asset value, end of period	16.18	16.25	13.20	13.77	13.05
Total Return (%)[c]	2.24[d]	29.42	1.21	10.06	5.58[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[e]	1.25	1.47	3.33	4.98[e,f]
Ratio of net expenses to average net assets	1.10[e]	1.08	1.10	1.09	1.01[e]
Ratio of net investment income
to average net assets	3.28[e]	3.27	3.22	2.69	2.29[e]
Portfolio Turnover Rate	53.08[d]	159.32[g] 168.59[g] 127.97[g] 105.86[d]
Net Assets, end of period ($ x 1,000)	316,213	186,456	37,076	3,429	2,294

a From December 30, 2005 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The fund’s expense ratio net of earnings credits for Class A was 4.91%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	16.05	13.08	13.70	13.02	12.50
Investment Operations:
Investment income—net[b]	.20	.36	.34	.25	.16
Net realized and unrealized
gain (loss) on investments	.09	3.26	(.28)	.92	.45
Total from Investment Operations	.29	3.62	.06	1.17	.61
Distributions:
Dividends from investment income—net	(.20)	(.65)	(.33)	(.46)	(.09)
Dividends from net realized
gain on investments	(.20)	—	(.35)	(.03)	—
Total Distributions	(.40)	(.65)	(.68)	(.49)	(.09)
Net asset value, end of period	15.94	16.05	13.08	13.70	13.02
Total Return (%)[c]	1.83[d]	28.50	.40	9.25	4.88[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84[e]	1.96	2.28	4.09	5.72[e,f]
Ratio of net expenses to average net assets	1.84[e]	1.82	1.85	1.84	1.76[e]
Ratio of net investment income
to average net assets	2.53[e]	2.58	2.45	1.93	1.53[e]
Portfolio Turnover Rate	53.08[d]	159.32[g]	168.59[g]	127.97[g]	105.86[d]
Net Assets, end of period ($ x 1,000)	89,274	47,923	7,500	2,734	2,211

a From December 30, 2005 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The fund’s expense ratio net earnings credits for Class C was 5.64%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

Six Months Ended
	April 30, 2010		Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a] 2006[b]
Per Share Data ($):
Net asset value, beginning of period	16.31	13.23	13.79	13.06	12.50
Investment Operations:
Investment income—net[c]	.29	.41	.48	.38	.27
Net realized and unrealized
gain (loss) on investments	.09	3.40	(.27)	.92	.45
Total from Investment Operations	.38	3.81	.21	1.30	.72
Distributions:
Dividends from investment income—net	(.24)	(.73)	(.42)	(.54)	(.16)
Dividends from net realized
gain on investments	(.20)	—	(.35)	(.03)	—
Total Distributions	(.44)	(.73)	(.77)	(.57)	(.16)
Net asset value, end of period	16.25	16.31	13.23	13.79	13.06
Total Return (%)	2.38[d]	29.79	1.47	10.30	5.80[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[e]	.89	1.22	3.09	4.74[e,f]
Ratio of net expenses to average net assets	.84[e]	.83	.85	.84	.76[e]
Ratio of net investment income
to average net assets	3.54[e]	3.23	3.49	2.93	2.53[e]
Portfolio Turnover Rate	53.08[d]	159.32[g]	168.59[g]	127.97[g]	105.86[d]
Net Assets, end of period ($ x 1,000)	244,994	126,509	4,080	1,393	1,158

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b From December 30, 2005 (commencement of operations) to October 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f The fund’s expense ratio net of earnings credits for Class I was 4.67%.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury	—	3,706,787	—	3,706,787
Corporate Bonds†	—	257,524,147	—	257,524,147
Asset-Backed	—	1,924,164	—	1,924,164
Foreign Government	—	348,306,037	—	348,306,037
Commercial
Mortgage-Backed	—	14,332,010	—	14,332,010
Mutual Funds	14,070,191	—	—	14,070,191
Other Financial
Instruments††	1,138,920	4,349,744	—	5,488,664
Liabilities ($)
Other Financial
Instruments††	(185,728)	(3,237,897)	—	(3,423,625)

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2010,The Bank of New York Mellon earned $2,536 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2010, the Board of Directors declared a cash dividend of $.12, $.087 and $.133 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 3, 2010 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2010.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009 was as follows: ordinary income $2,749,277. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2010, was approximately $10,600 with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume certain expenses of the fund, until March 1, 2011, so that annual direct fund operating expenses (excluding taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, interest expense, commitment fees and extraordinary expenses) do not exceed an annual rate of .85% of the value of the fund’s average daily net assets. During the period ending April 30, 2010, there was no expenses reimbursement pursuant to the undertaking.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Prior to January 1, 2010, eachTrustee received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Fund, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-End Funds pay each Trustee who is not an “interested person” of the Trust (as defined in the Act) $60,000 per annum, plus $7,000 per joint Board Group Open-End Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting. Effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by theTrust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager,are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended April 30, 2010, the Distributor retained $79,455 from commissions earned on sales of the fund’s Class A shares and $25,607 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2010, Class C shares were charged $266,674, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $319,376 and $88,891, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $16,496 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $21,058 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $192,081 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $313,083, Rule 12b-1 distribution plan fees $53,124, shareholder services plan fees $81,283, custodian fees $129,216, chief compliance officer fees $3,199 and transfer agency per account fees $16,117.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions during the period ended April 30, 2010, amounted to $550,327,658 and $262,990,979, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure. The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,4]	2,333,948	Interest rate risk[1,3,5]	(1,937,338)
Foreign exchange risk[2,6]	3,154,716	Foreign exchange risk[7]	(1,350,791)
Credit risk	—	Credit risk[5]	(135,496)
Gross fair value of
derivatives contracts	5,488,664		(3,423,625)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Outstanding options purchased, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap contracts.
5	Unrealized depreciation on swap contracts.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments on the Statement of Operations during the period ended April 30, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[8]	Options[9]	Contracts[10]	Swaps[11]	Total
Interest rate	(1,438,130)	(20,621)	—	(66,753)	(1,525,504)
Foreign
exchange	—	—	6,218,464	—	6,218,464
Credit	—	—	—	2,692,562	2,692,562
Total	(1,438,130)	(20,621)	6,218,464	2,625,809	7,385,522

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[12]
			Forward
Underlying risk	Futures	Options	Contracts	Swaps	Total
Interest rate	1,073,106	502,226	—	338,576	1,913,908
Foreign
exchange	—	(7,404)	2,227,914	—	2,220,510
Credit	—	—	—	42,964	42,964
Total	1,073,106	494,822	2,227,914	381,540	4,177,382

Statement of Operations location:

8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10]	Net realized gain (loss) on forward foreign currency exchange contracts.
[11]	Net realized gain (loss) on swap transactions.
[12]	Net unrealized appreciation (depreciation) on financial futures, options transactions, forward foreign currency exchange contracts and swap transactions.

During the period ended April 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate futures contracts	147,196,196	27.93
Interest rate options contracts	1,555,407.30
Foreign currency options contracts	113,261.02
Forward contracts	360,507,789	68.42

During the period ended April 30, 2010, the following summarizes the average notional value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Interest rate swap contracts	52,925,110	10.04
Credit default swap contracts	27,305,037	5.18

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Statement of Financial Futures.

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended April 30, 2010:

	Face Amount
	Covered by	Premiums
Options Written:	Contracts ($)	Received ($)
Contracts outstanding October 31, 2009	9,508,000	630,380
Contracts written	36,360,000	1,293,973
Contracts outstanding April 30, 2010	45,868,000	1,924,353

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring 5/7/2010	21,360,000	12,010,121	12,270,926	260,805
British Pound,
Expiring 5/27/2010	9,110,000	14,009,267	13,937,104	(72,163)
British Pound,
Expiring 5/27/2010	11,915,000	18,375,313	18,228,386	(146,927)
British Pound,
Expiring 5/27/2010	15,815,000	24,309,395	24,194,874	(114,521)
Canadian Dollar,
Expiring 5/27/2010	48,140,000	48,167,696	47,394,992	(772,704)
Indian Rupee,
Expiring 5/26/2010	564,450,000	12,685,695	12,692,377	6,682
Malaysian Ringgit,
Expiring 5/7/2010	38,890,000	12,132,273	12,207,678	75,405
Malaysian Ringgit,
Expiring 5/27/2010	73,845,000	23,006,106	23,153,289	147,183
Mexican New Peso,
Expiring 5/7/2010	148,190,000	12,040,137	12,027,238	(12,899)
Mexican New Peso,
Expiring 5/27/2010	70,975,000	5,794,587	5,748,004	(46,583)
Norwegian Krone,
Expiring 5/27/2010	76,885,000	13,037,543	13,016,707	(20,836)
Norwegian Krone,
Expiring 5/27/2010	67,190,000	11,410,182	11,375,334	(34,848)
Philippines Peso,
Expiring 5/7/2010	544,300,000	12,117,097	12,232,835	115,738
Russian Ruble,
Expiring 5/7/2010	355,860,000	12,111,909	12,176,561	64,652
Singapore Dollar,
Expiring 5/27/2010	18,621,000	13,571,168	13,588,896	17,728
South Korean Won,
Expiring
5/27/2010	34,759,015,000	31,179,038	31,335,539	156,501

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Swedish Krona,
Expiring 5/27/2010	43,400,000	6,065,519	5,992,454	(73,065)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 5/27/2010	17,510,000	16,168,383	16,151,006	17,377
Australian Dollar,
Expiring 5/27/2010	100,000	92,239	92,238	1
Brazilian Real,
Expiring 5/27/2010	6,090,000	3,433,307	3,483,626	(50,319)
Euro,
Expiring 5/27/2010	410,000	558,773	545,947	12,826
Euro,
Expiring 5/27/2010	22,770,000	30,898,890	30,320,013	578,877
Euro,
Expiring 5/27/2010	1,020,000	1,357,811	1,358,209	(398)
Euro,
Expiring 5/27/2010	23,205,000	31,076,136	30,899,249	176,887
Euro,
Expiring 5/27/2010	42,190,000	56,490,723	56,179,242	311,481
Euro,
Expiring 5/27/2010	30,300,000	40,529,886	40,346,789	183,097
Euro,
Expiring 5/27/2010	2,740,000	3,642,993	3,648,521	(5,528)
Hungary Forint,
Expiring
5/27/2010	3,296,410,000	16,495,246	16,271,609	223,637
Hungary Forint,
Expiring
5/27/2010	1,105,850,000	5,558,990	5,458,653	100,337
Polish Zloty,
Expiring 5/27/2010	2,110,000	719,965	714,099	5,866
Gross Unrealized
Appreciation				2,455,080
Gross Unrealized
Depreciation				(1,350,791)

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at April 30, 2010:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

60,720,000	CAD—6 Month
	Libor	Citibank	(1.79)	3/25/2012	192,671
80,445,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	—
7,400,000	USD—6 Month	Goldman,
	Libor	Sachs & Co.	(2.54)	5/14/2014	(179,935)
1,800,000	EUR—6 Month	Goldman,
	Libor	Sachs & Co.	3.79	6/12/2019	209,409
14,325,000	CAD—6 Month
	Libor	Citibank	3.73	3/25/2020	(87,706)
3,700,000	EUR—1 Year	Goldman,
	Libor	Sachs & Co.	2.70	5/14/2014	230,129
1,340,000	GBP—6 Month
	Libor	JP Morgan	6.30	6/18/2011	158,460
14,200,000	JPY—6 Month
	Yenibor	JP Morgan	1.67	12/7/2017	7,936
33,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.36	1/19/2012	6,287
205,000,000	JPY—6 Month
	Yenibor	JP Morgan	1.13	2/16/2019	(8,987)
27,000,000	JPY—6 Month
	Yenibor	JP Morgan	2.08	7/28/2016	22,756
Gross Unrealized
Appreciation					827,648
Gross Unrealized
Depreciation					(276,628)

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at April 30, 2010:

		(Pay)			Upfront
		Receive	Implied		Premiums
Reference	Notional	Fixed	Credit	Market	Receivable	Unrealized
Obligation	Amount ($)[2]	Rate (%)	Spread[3]	Value ($)	(Payable) ($)	(Depreciation) ($)

Purchase
Contracts:[1]
Dow Jones
CDX.NA.HY.14
Index
6/20/2015†	15,780,000[a]	(5.00)	497	(105,956)	29,540	(135,496)

† Expiration Date
Counterparty:

a	Citibank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee.All changes to accounting policies have been made in accordance with these amendments and are incorporated within current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At April 30, 2010, accumulated net unrealized appreciation on investments was $1,344,725, consisting of $13,947,931 gross unrealized appreciation and $12,603,206 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 9, 2010, the Board considered the re-approval of the fund’s Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.†The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund	55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load international income funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional international income funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one-, two- and three- and four-year periods ended December 31, 2009 was above the Performance Group and Performance Universe medians for each of those periods. The Board members also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the four 1-year periods ended December 31 (2006-2009). The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. A representative of the Manager noted that the Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that the annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .85% of the fund’s average daily net assets. The Board members noted that the fund’s contractual management fee was below the Expense Group median and that, taking into account the waiver, the fund’s actual management fee for the fiscal year ended October 31, 2009 was below the Expense Group and Expense Universe medians.

The Board members also noted that the fund’s expense ratio, taking into account the waiver, was below the Expense Group median and equal to the Expense Universe median. A representative of the Manager informed the Board that the Manager had agreed to extend the waiver until March 1, 2011.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by a mutual fund managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Fund”), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”).The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Fund and the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant cir-

The Fund	57

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

cumstances for the fund.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.The Board also noted the fee waiver arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded, taking into account the extension of the fee waiver, that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative performance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund	59

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)